UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                   Toews Funds
                                   P.O Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-778-6397

                       DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investment
Toews Funds -- July 31, 2004 (Unaudited)


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                                                            Face        Market
                                                           Amount       Value
          Toews S & P 500(R) Hedged Index Fund             (000)        (000)
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Repurchase Agreement (11.2%)
  ABN Amro, 1.230%, dated 07/30/04, to be
   repurchased on 08/02/04, repurchase                     $ 3,271     $ 3,271
   price $3,271,296 (collateralized repurchase                         -------
   by U.S. Government Obligations, total
   market value $3,336,405)

Total Repurchase Agreement                                               3,271
  (Cost $3,271)                                                        -------




Total Investments  (11.2%)
   (Cost $3,271)                                                         3,271
                                                                       =======

Percentages based on Net Assets of $29,229,690

At July 31, 2004, the tax basis cost of the Fund's investments was $3,270,960, and the unrealized appreciation and depreciation were $0 and $ 0, respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



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

Schedule of Investment
Toews Funds -- July 31, 2004 (Unaudited)

---------------------------------------------------------------------------
                                                       Face        Market
                                                      Amount        Value
      Toews Nasdaq-100(R) Hedged Index Fund           (000)         (000)
---------------------------------------------------------------------------
Repurchase Agreement (12.5%)
  ABN Amro, 1.230%, dated 07/30/04, to
  be repurchased on 08/02/04, repurchase
  price $1,296,805 (collateralized by U.S.
  Government Obligations, total market
  value $1,322,927)                                  $ 1,297        $1,297
                                                                    ------

Total Repurchase Agreement
  (Cost $1,297)                                                      1,297
                                                                    ------

Total Investments (12.5%)                                            1,297
  (Cost $1,297)                                                     ======


Percentages based on Net Assets of $10,355,592

At July 31, 2004, the tax basis cost of the Fund's investments was $1,296,672, and the unrealized appreciation and depreciation were $0 and $0, respectively.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



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                                                                  [Logo omitted]
TWS-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES


Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    The Advisors' Inner Circle Fund


By (Signature and Title)*       /s/ James F. Volk
                                ------------------------
                                James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ James F. Volk
                                -----------------
                                James F. Volk

Date 09/20/04


By (Signature and Title)*       /s/ Jennifer E. Spratley
                                ------------------------
                                Jennifer E. Spratley, Controller and CFO

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.